LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS PER SHARE

	For the Nine Months ended September 30,		For the Years ended December 31,
	2025	2024 (Unaudited)	2024	2023
Loss attributable to holders of ordinary shares (USD’000):
Net loss from continuing operations	(10,759)	(8,502)	(10,544)	(12,258)
Net gain from discontinued operations	-	-	-	10,233
Weighted average number of ordinary shares outstanding used in computing basic loss per share*	4,350,566	1,766,437	2,057,331	55,505
Weighted average number of ordinary shares outstanding used in computing diluted loss per share*	4,351,817	1,800,472	2,070,859	64,743
Loss per share - basic (USD)
- From continuing operations	(2.47)	(4.81)	(5.13)	(220.84)
- From discontinued operations	-	-	-	184.36
Loss per share - diluted (USD)
- From continuing operations**	(2.47)	(4.81)	(5.13)	(220.84)
- From discontinued operations	-	-	-	158.06

*	The number of shares reflected the 1-for-40 reverse split effective on April 3, 2025.
**	Earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year.